Intangible assets, net (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Subtotal				¥ 5,886,401
Less: accumulated amortization				(5,886,401)
Total	[1]
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal				¥ 5,886,401

[1]	The Company performed annual impairment analysis as of December 31, 2023 and concluded the carrying value exceeds the fair value, which resulted in the nil balance of intangible assets, net.